Summary of Significant Accounting Policies - Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis (Details) - FKAP [Member]	6 Months Ended
Jun. 30, 2026
Player contracts [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	2 years
Brands [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, description	Indefinite
Broadcasting rights [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	5 years